TAXATION - Reconciliation of the differences between statutory tax rate and the effective tax rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2017
Amount
PRC statutory income tax rate	¥ 2,295,944
Change in valuation allowance	(197,160)
Effect of cross-border tax laws	(243,257)
Effect of tax holiday for subsidiaries	(321,027)
Effects of changes in rates enacted in the current period	(40,797)
Nontaxable or Nondeductible Items
Tax deductions for research and development costs	129,225		¥ 125,000	¥ 184,000
Other permanent differences	(99,480)
Income tax (expenses)/benefits, net	¥ 2,220,948	$ 317,591	¥ (69,441)	¥ (1,260,285)
Percent
Statutory CIT rate	25.00%	25.00%	25.00%	25.00%
Qualified Section 45X credit			71.80%	0.50%
Change in valuation allowance	(2.10%)	(2.10%)	265.80%	1.50%
Effect of cross-border tax laws	(2.60%)	(2.60%)
Effect of tax holiday for subsidiaries	(3.50%)	(3.50%)	189.50%	10.70%
Effects of changes in rates enacted in the current period	(0.40%)	(0.40%)
Nontaxable or Nondeductible Items
Tax deductions for research and development costs	1.40%	1.40%
Other permanent differences	(1.20%)	(1.20%)
Effective tax rate	24.20%	24.20%	26.70%	16.80%
United States
Amount
Statutory tax rate difference between foreign and PRC	¥ (14,068)
Qualified Section 45X credit	960,225
Other permanent differences	(251)
Nontaxable or Nondeductible Items
Income tax (expenses)/benefits, net	¥ 757,188
Percent
Statutory CIT rate					21.00%
Statutory tax rate difference between foreign and PRC	(0.20%)	(0.20%)
Qualified Section 45X credit	10.50%	10.50%
Other permanent differences	0.00%	0.00%
Malaysia
Amount
Statutory tax rate difference between foreign and PRC	¥ (4,930)
Change in valuation allowance	¥ (105,067)
Percent
Statutory CIT rate	24.00%	24.00%		7.00%
Statutory tax rate difference between foreign and PRC	(0.10%)	(0.10%)
Change in valuation allowance	(1.10%)	(1.10%)
Other foreign Jurisdictions
Amount
Other permanent differences	¥ (138,409)
Nontaxable or Nondeductible Items
Income tax (expenses)/benefits, net	¥ 79,176
Percent
Other permanent differences	(1.50%)	(1.50%)